Personnel and related taxes payable - Summary of Personnel and Related Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Feb. 28, 2024	Dec. 31, 2023
Disclosure of Personnel and Related Taxes Payable [Line Items]
Current provisions for employee benefits	$ 37,269		$ 28,772
Non-current provisions for employee benefits	787		2,946
Settlement Of Strategic Bonus For Employee Benefits		$ 1,600
Additional accrual of Strategic Bonus For Employee Benefits	800	800	2,900
Reversal recorded against rewards and bonuses expenses		1,300
Personnel And Related Taxes [Member]
Disclosure of Personnel and Related Taxes Payable [Line Items]
Current provisions for employee benefits	5,616		2,393
Accrued Vacation And Related Charges [Member]
Disclosure of Personnel and Related Taxes Payable [Line Items]
Current provisions for employee benefits	3,452		2,810
Employee profit sharing
Disclosure of Personnel and Related Taxes Payable [Line Items]
Current provisions for employee benefits	28,201		23,569
Employee profit sharing | Equity Incentive Program
Disclosure of Personnel and Related Taxes Payable [Line Items]
Settlement of current provisions for employee benefits		$ 28,201
Strategic bonus
Disclosure of Personnel and Related Taxes Payable [Line Items]
Non-current provisions for employee benefits	$ 787		$ 2,946